Revision of Previously Issued Financial Statements - Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revision of Previously Issued Financial Statements
Total cost of goods sold	$ (188,627)	$ (87,518)	$ (58,061)
Loss from operations	(103,464)	(94,259)	(45,485)
(Loss) before income taxes	(121,370)	(128,899)	(63,081)
Income tax benefit expense	0	(20)	(11)
Net (loss)	(121,370)	(128,919)	(63,092)
Total comprehensive (loss)	(118,590)	(121,583)	(63,228)
Hardware revenue
Revision of Previously Issued Financial Statements
Total cost of goods sold	$ (182,986)	(83,740)	$ (55,188)
Previously Reported
Revision of Previously Issued Financial Statements
Total cost of goods sold		(86,161)
Loss from operations		(92,902)
(Loss) before income taxes		(127,542)
Net (loss)		(127,562)
Total comprehensive (loss)		(120,226)
Previously Reported | Hardware revenue
Revision of Previously Issued Financial Statements
Total cost of goods sold		(82,383)
Revision of Prior Period, Adjustment
Revision of Previously Issued Financial Statements
Total cost of goods sold		(1,357)
Loss from operations		(1,357)
(Loss) before income taxes		(1,357)
Net (loss)		(1,357)
Total comprehensive (loss)		(1,357)
Revision of Prior Period, Adjustment | Hardware revenue
Revision of Previously Issued Financial Statements
Total cost of goods sold		$ (1,357)